UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [x]; Amendment Number: 2

  This Amendment (Check only one.): [x] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin Investment Management Inc
Address:          520 Madison Avenue, 28th Floor
                  New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Rheema Pike
Title:            Chief Compliance Officer
Phone:            212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                  November 21, 2007
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number            Name
         28-

[Repeat as necessary .]

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  118

Form 13F Information Table Value Total:  $182,956
                                         (thousands)

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.                             Form 13F File Number Name 28-

[Repeat as necessary.]

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                                                FORM 13F INFORMATION TABLE

                                                                    FAIR
                                                                   MARKET
                                        TITLE                       VALUE   SH/  SHRS OR   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                        OF CLASS           CUSIP    (x$1000)  PPN  PRN AMT   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                         --------          -----     -------- ---  -------   ----------  --------  ----   ------  ----
Berkshire Hathaway                    CL A               084990175    5332          45 SH     SOLE                               X
3m Co Com                             COM                88579Y101    1193       12750 SH     SOLE                               X
Abbott Laboratories                   COM                002824100    1930       36001 SH     SOLE                X
American Express Co                   COM                025816109    3010       50700 SH     SOLE                               X
Ameron International Corp             COM                030710107    5069       47930 SH     SOLE                X
Anadarko Petroleum                    COM                032511107     138        2575 SH     SOLE                               X
Apple Computer Inc.                   COM                037833100     153        1000 SH     SOLE                               X
Applied Materials Inc.                COM                038222105     382       18500 SH     SOLE                               X
Applied Materials Inc.                COM                038222105     828       40000 SH     SHARED-DEFINED      X
Aqua America Inc.                     COM                03836W103     938       41392 SH     SOLE                               X
AT&T, Inc.                            COM                00206R102    1067       25240 SH     SOLE                               X
Avx Corp New Com                      COM                002444107    1378       85600 SH     SOLE                X
Avx Corp New Com                      COM                002444107     644       40000 SH     SHARED-DEFINED      X
Baker Hughes Inc.                     COM                057224107    9743      107817 SH     SOLE                X
Bank Of America Corp.                 COM                060505104    1057       21030 SH     SOLE                               X
Bank of NY Mellon Corp.               COM                064058100     284        6435 SH     SOLE                               X
Biogen Idec Inc.                      COM                09062X103     106        1600 SH     SOLE                               X
Boston Scientific Corp                COM                101137107     348       25000 SH     SOLE                               X
Bp Plc-Spons Adr                      SPONSORED ADR      055622104     224        3234 SH     SOLE                               X
Bristol Myers Squibb Co               COM                110122108    1008       35000 SH     SHARED-DEFINED      X
Bristol Myers Squibb Co               COM                110122108    4485      155635 SH     SOLE                X
Broadcom Corp. Cl A                   CL A               111320107     597       16400 SH     SOLE                               X
Burlington Northern Inc.              COM                12189T104    4798       59120 SH     SOLE                               X
California Wtr Svc Grp Com            COM                130788102     150        3900 SH     SOLE                               X
Cameron International Corp.           COM                13342B105     101        1100 SH     SOLE                               X
Cemex SAB - Spon                      SPONSORED ADR NEW  151290889     149        5000 SH     SHARED-DEFINED      X
Chevron Corp Com                      COM                166764100    7465       79774 SH     SOLE                X
Chicago Bridge & Iron N Y Registry Sh NY REGISTRY SH     167250109     430       10000 SH     SHARED-DEFINED      X
Chicago Bridge & Iron N Y Registry Sh NY REGISTRY SH     167250109    7910      183700 SH     SOLE                X
Cincinnati Financial Corp             COM                172062101     119        2756 SH     SOLE                               X
Cisco Systems                         COM                17275R102    6402      193264 SH     SOLE                X
Citigroup Inc.                        COM                172967101     390        8375 SH     SOLE                               X
Colgate Palmolive Co                  COM                194162103     384        5393 SH     SOLE                               X
Conocophillips Com                    COM                20825C104    2374       27059 SH     SOLE                               X
Consolidated Edison Inc.              COM                209115104    1427       30825 SH     SOLE                X
Corning Inc.                          COM                219350105     544       22100 SH     SOLE                               X
Costco Wholesale Corp.                COM                22160K105     435        7100 SH     SOLE                               X
Covanta Holding Corp.                 COM                22282E102     241        9847 SH     SOLE                               X
Devon Energy Corp New Com             COM                25179M103     107        1290 SH     SOLE                               X
Diageo Plc-ADR                        SPONSORED ADR NEW  25243Q205     877       10000 SH     SHARED-DEFINED      X
Duke Power Co                         COM                26441C105    3134      167723 SH     SOLE                X
East Group Properties Inc             COM                277276101     339        7500 SH     SOLE                               X
EasyLink Svcs Intl CL A               CL A               277858106    2165      611730 SH     SOLE                               X
Eli Lilly & Co                        COM                532457108    1545       27156 SH     SOLE                               X
Encana Corp.                          COM                292505104   10842      175304 SH     SOLE                X
Encana Corp.                          COM                292505104    2164       35000 SH     SHARED-DEFINED      X
Essex Ppty Tr Inc Com                 COM                297178105     376        3200 SH     SOLE                               X
Exelon Corp.                          COM                30161N101     275        3654 SH     SOLE                               X
Exxon Mobil Corp.                     COM                30231G102     129        1400 SH     SOLE                X
Fairfax Financial Hldgs Ltd           SUB VTG            303901102     732        3000 SH     SHARED-DEFINED      X
Finisar Corp                          COM                31787A101     622      222400 SH     SOLE                               X
Fording Canadian Coal                 TR UNIT            345425102     969       25000 SH     SHARED-DEFINED      X
Fording Canadian Coal                 TR UNIT            345425102     232        6000 SH     SOLE                               X
Fpl Group Inc.                        COM                302571104     323        5320 SH     SOLE                               X
General Electric Co                   COM                369604103     281        6800 SH     SOLE                               X
Golar Lng Ltd                         SHS                G9456A100    1004       45000 SH     SHARED-DEFINED      X
Grant Prideco Inc.                    COM                38821G101    2987       54800 SH     SOLE                X
Home Depot                            COM                437076102     998       30775 SH     SOLE                               X
Home Depot                            COM                437076102     486       15000 SH     SHARED-DEFINED      X
Honeywell Inc                         COM                438516106    7557      127080 SH     SOLE                               X
IBM Corp                              COM                459200101    6976       59227 SH     SOLE                X
Infineon Technologies - Adr           SPONSERED ADR      45662N103     805       46900 SH     SOLE                               X
Intel Corp.                           COM                458140100     126        4885 SH     SOLE                               X
Intel Corp.                           COM                458140100     775       30000 SH     SHARED-DEFINED      X
Johnson & Johnson                     COM                478160104    1651       25130 SH     SOLE                X
KB Home                               COM                48666K109     438       17500 SH     SOLE                               X
Legg Mason Inc.                       COM                524901105     101        1200 SH     SOLE                               X
Level 3 Communications                COM                52729N100     779      167600 SH     SOLE                               X
Merck & Co Inc.                       COM                589331107     206        4000 SH     SOLE                               X
Microsoft Corp.                       COM                594918104     572       19429 SH     SOLE                               X
Mueller Water Products                COM SER A          624758108     371       30000 SH     SHARED-DEFINED      X
Nabors Industries Inc.                SHS                G6359F103     283        9200 SH     SOLE                X
News Corporation                      CL A               65248E104     879       40000 SH     SHARED-DEFINED      X
Nexen Inc.                            COM                65334H102     855       28000 SH     SOLE                               X
Noble Corporation Shs                 SHS                G65422100    6620      134980 SH     SOLE                X
Novell Inc.                           COM                670006105     673       88100 SH     SOLE                               X
Oneok Partners LP                     UNIT LTD PARTN     68268N103    3441       57875 SH     SOLE                               X
Oracle Systems Corp                   COM                68389X105    1082       50000 SH     SOLE                               X
Pepsico, Inc.                         COM                713448108    1213       16558 SH     SOLE                               X
Pfizer Inc                            COM                717081103     968       39651 SH     SOLE                X
Procter & Gamble Co.                  COM                742718109    1430       20339 SH     SOLE                X
Reading International Class A         CL A               755408101     512       52000 SH     SOLE                               X
Rio Tinto Plc Sp                      SPONSORED ADR      767204100     515        1500 SH     SHARED-DEFINED      X
Rohm & Haas Co.                       COM                775371107     512        9200 SH     SOLE                               X
Schering Plough Corp - W/Rts          COM                806605101    1328       42000 SH     SHARED-DEFINED      X
Schering Plough Corp - W/Rts          COM                806605101    2221       70248 SH     SOLE                X
Schlumberger Ltd                      COM                806857108    3569       33991 SH     SOLE                               X
Six Flags Inc.                        COM                83001P109     397      115000 SH     SOLE                               X
Spectra Energy Corp.                  COM                847560109     856       35000 SH     SHARED-DEFINED      X
Spectra Energy Corp.                  COM                847560109    4405      179946 SH     SOLE                X
Spectra Energy Partners LP            COM                84756N109     491       18720 SH     SOLE                X
St. Joe Company                       COM                790148100    1334       39700 SH     SOLE                X
St. Joe Company                       COM                790148100     201        6000 SH     SHARED-DEFINED      X
Suncor Energy In                      COM                867229106     616        6500 SH     SHARED-DEFINED      X
Sycamore Network                      COM                871206108     305       75000 SH     SHARED-DEFINED      X
Tejon Ranch Co.                       COM                879080109    4383      105875 SH     SOLE                X
Tejon Ranch Co.                       COM                879080109     621       15000 SH     SHARED-DEFINED      X
Tellabs Inc                           COM                879664100     724       76105 SH     SOLE                X
Tellabs Inc                           COM                879664100     476       50000 SH     SHARED-DEFINED      X
Texas Instruments                     COM                882508104     292        8000 SH     SOLE                               X
Textron Inc.                          COM                883203101    1816       29200 SH     SOLE                               X
Time Warner Inc.                      COM                887317105       6         335 SH     SOLE                               X
Time Warner Inc.                      COM                887317105    1285       70000 SH     SHARED-DEFINED      X
Travelers Inc.                        COM                885502104     100        2000 SH     SOLE                               X
U S G Corp Com New                    COM NEW            903293405    2967       79030 SH     SOLE                X
United Parcel Services                CL B               911312106     375        5000 SH     SHARED-DEFINED      X
United Technologies Corp.             COM                913017109     727        9040 SH     SOLE                               X
Universal Display Corporation         COM                91347P105     443       25000 SH     SOLE                               X
Verizon Communications                COM                92343V104     287        6501 SH     SOLE                               X
Vornado Rlty Tr Sh Ben Int            SH BEN INT         929042109    2187       20000 SH     SOLE                               X
Walgreen Co.                          COM                931422109    2593       54900 SH     SOLE                X
Wal-Mart Stores                       COM                931142103    1309       30000 SH     SHARED-DEFINED      X
Waters Corp.                          COM                941848103     180        2700 SH     SOLE                               X
Watts Water Tech                      CL A               942749102     307       10000 SH     SHARED-DEFINED      X
WCI Communities Inc.                  COM                92923C104     119       20000 SH     SOLE                               X
White Mountains Insurance Group Ltd   COM                G9618E107     930        1791 SH     SOLE                               X
Wrigley Wm Jr Co                      COM                982526105    1479       23036 SH     SOLE                               X
Wyeth Com                             COM                983024100     467       10500 SH     SOLE                               X

                                                         TOTAL     182,956

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